Equity Capital and Earnings Per Share - Summary of Changes in Issued and Outstanding Shares - Common Shares (Detail) - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [Line Items]
Balance, beginning of year	$ 58,869
Balance, end of year	$ 56,379	$ 58,869
Common shares [Member]
Disclosure of classes of share capital [Line Items]
Balance, beginning of year	1,943	1,940
Repurchased for cancellation	(79)
Issued on exercise of stock options and deferred share units	1	3
Balance, end of year	1,865	1,943
Balance, beginning of year	$ 23,093	$ 23,042
Repurchased for cancellation	(938)
Issued on exercise of stock options and deferred share units	23	51
Balance, end of year	$ 22,178	$ 23,093